Stockholders' Equity (Details) - USD ($)													12 Months Ended
	Nov. 30, 2023	Jul. 24, 2023	Jul. 14, 2023	Jun. 30, 2023	Jun. 16, 2023	May 04, 2023	Apr. 30, 2022	Apr. 29, 2022	Apr. 26, 2022	Feb. 02, 2022	Jan. 10, 2022	May 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Jul. 16, 2023	Feb. 18, 2014
Stockholders’ Equity [Line Items]
Common stock shares authorized (in Shares)													130,000,000	130,000,000		130,000,000
Preferred stock shares authorized (in Shares)																20,000,000
Par value																$ 0.001
Common stock par value													$ 0.001	$ 0.001
Exercise price				$ 5.6											$ 3.146
Equity ownership percentage												3.00%
Registered offering units shares (in Shares)					1,000,000
Proceeds net of issuance costs (in Dollars)					$ 4,808
Warrant expiration term					5 years
Aggregate gross sales price (in Dollars)						$ 5,500,000
Percentage of gross proceeds						3.00%
Aggregate net proceeds (in Dollars)													$ 495
Shares of common stock (in Shares)													2,600,311	1,123,680
Conversion rate description													(i) up to 12,500 shares of common stock, if the closing sale price of its common stock on Nasdaq on such business day is at least $15.00 per share and (ii) up to 15,000 shares of common stock, if the closing sale price of its common stock on Nasdaq on such business day is at least $25.00 per share
Purchase exceed amount (in Dollars)													$ 500,000
Purchase of shares (in Shares)													100,000
Percentage of outstanding shares													4.99%
Common stock vote													one vote
Expiration date				5 years
Weighted-average grant-date fair value of options granted													$ 7.63	$ 12.9
Aggregate intrinsic value of outstanding options (in Dollars)													$ 0
Compensation cost unvested options (in Dollars)													$ 414
Expected term unvested options													11 months 26 days
Compensation cost restricted stock units (in Dollars)													$ 4,773
Expected term restricted stock units													1 year 4 months 24 days
Issued offering warrants (in Shares)				2,000,000
Fair value of warrant grant date													$ 3,164
Fair value of per warrant grant date													1.58
Fair value price													$ 3
Daily return rate													5.18%
Short-term annual volatility													100.00%
Standard deviation													6.30%
Common Stock [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock (in Shares)													232,100
Issued shares common stock (in Shares)													98,909	39,809
Offering Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price					$ 5.6
Warrant [Member]
Stockholders’ Equity [Line Items]
Purchase of warrant shares (in Shares)							9,600
Exercise price	$ 1.94						$ 50								$ 2.8
Expiration date	5 years
Weighted-average grant-date fair value of options granted	$ 1.29						$ 27.5
Expected term	5 years			4 years 10 months 24 days			5 years
Expected volatility	68.89%		100.00%				62.55%
Dividend yield	0.00%						0.00%
Risk-free interest rate	4.41%			3.99%			2.92%
Issued offering warrants (in Shares)	45,000
Fair value of warrant grant date			$ 3.146
Long-term annual volatility				60.00%
Warrant [Member] | Additional Paid-in Capital [Member]
Stockholders’ Equity [Line Items]
Issuance cost (in Dollars)	$ 58						$ 264,000
IPO [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock (in Shares)									320,000
Common stock par value									$ 0.001
Price per share									$ 50			$ 50
Net proceeds from issuance of initial public offering (in Dollars)								$ 13,800,000
Issued shares common stock (in Shares)												8,574
Expected volatility													70.00%
IPO [Member] | Warrant [Member]
Stockholders’ Equity [Line Items]
Issuance cost (in Dollars)							$ 0
Underwriting Agreement [Member]
Stockholders’ Equity [Line Items]
Purchase of warrant shares (in Shares)									9,600
Exercise price									$ 50
Amended and Restated Exclusive Sales Representative Agreement [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock (in Shares)												31,235
Equity ownership percentage													3.00%
2022 Plan [Member] | Stock options [Member]
Stockholders’ Equity [Line Items]
Expiration date													10 years
2022 Plan [Member]
Stockholders’ Equity [Line Items]
Issuance of common stock (in Shares)													37,486
Percentage of outstanding shares										4.00%
Shares sold (in Shares)										110,000	160,000
Minimum [Member] | 2022 Plan [Member]
Stockholders’ Equity [Line Items]
Expiration date													2 years
Maximum [Member] | 2022 Plan [Member]
Stockholders’ Equity [Line Items]
Expiration date													4 years
Convertible Note Payable [Member]
Stockholders’ Equity [Line Items]
Exercise price	$ 1,940
Conversion shares (in Shares)								395,542
Conversion of Series A and Series B Preferred Stock to Common Stock [Member]
Stockholders’ Equity [Line Items]
Conversion shares (in Shares)								269,334
Equity Distribution Agreement [Member]
Stockholders’ Equity [Line Items]
Weighted average price													$ 2.27
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Par value													$ 15.125
Preferred stock, designated shares (in Shares)													4,500,000
Series B Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Preferred stock, designated shares (in Shares)													491,222
Equity Line of Credit [Member]
Stockholders’ Equity [Line Items]
Shares of common stock (in Shares)													10,000
Lincoln Park Capital Fund, LLC [Member]
Stockholders’ Equity [Line Items]
Line of credit (in Dollars)		$ 10,000,000											$ 10,000,000
Closing price of common stock													$ 1.5